Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Stockholder's Equity - Plan 2024 movements (Table)
	Number of RSUs Granted	Number of RSUs Forfeited	Number of RSUs Vested	Balance of Non-Vested RSUs	Grant – Date Fair Value per share
December 31, 2024	625,000	(3,000)	—	622,000	$26.07
Vested January 1 to June 30, 2025	—	—	(155,500)	(155,500)	$26.07
June 30, 2025	625,000	(3,000)	(155,500)	466,500	$26.07

December 31, 2025	625,000	(3,000)	(311,000)	311,000	$26.07
Vested January 1 to June 30, 2026	—	—	(155,500)	(155,500)	$26.07
June 30, 2026	625,000	(3,000)	(466,500)	155,500	$26.07